INCOME TAXES	12 Months Ended
Jun. 30, 2021
INCOME TAXES
INCOME TAXES

NOTE 14 -           INCOME TAXES

Pursuant to the relevant rules and regulations of the Cayman Islands and the BVI, the Company and its subsidiary incorporated therein are not subject to any income tax pursuant to the rules and regulations of their respective countries of incorporation.

No Hong Kong Profits Tax has been made for the years ended June 30, 2021 and 2020 as Full Shine had no assessable profits arising in Hong Kong.

The provision for PRC Enterprise Income Tax (“EIT) is calculated at 25%of the estimated assessable profits of the subsidiaries established in the PRC during the years ended June 30, 2021 and 2020.

Under the EIT Law, investment income from security funds is exempted from PRC EIT.

The PRC income tax returns are generally not subject to examination by the tax authorities for tax years before calendar (tax) year 2013. With a few exceptions, the calendar (tax) years 2014-2018 remain open to examination by tax authorities in the PRC. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or its withholding agent. The statute of limitations extends to five years under special circumstances, which are not clearly defined. In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits of the position, and measures the unrecognized benefits associated with the tax position. For the years ended June 30, 2021 and 2020, the Company had no unrecognized tax benefits.

The Company does not anticipate any significant increase to its liabilities for unrecognized tax benefits within the next 12 months. The Company will classify interest and penalties, if any, related to income tax matters in income tax expense.

NOTE 14 -           INCOME TAXES (CON’T)

The Company’s WFOEs are subject to income taxes in China and are subject to routine corporate income tax audits. Management believes that the WFOEs’ tax return positions are fully supported, but tax authorities may challenge certain positions, which may not be fully sustained. Determining the income tax expense for these potential assessments and recording the related effects requires management judgments and estimates. The amounts ultimately paid upon resolution of audits could be materially different from the amounts previously included in the Company’s income tax expense and, therefore, could have a material impact on the Company’s provision for income tax, net income and cash flows. Management believes that an adequate provision has been made for any adjustments that may result from tax examinations. However, the outcome of tax audits cannot be predicted with certainty and the timing of the resolution and/or closure of audits is not certain. If any issues addressed in tax audits of the Company’s WFOEs are resolved in a manner not consistent with management’s expectations, the Company could be required to adjust its provision for income tax in the period such resolution occurs.

Income tax payable represented enterprise income tax at a rate of 25% of taxable income the Company accrued but not paid. Income tax payable as of June 30, 2021 and 2020 comprises:

	June 30, 2021	June 30, 2020
Jinshang Leasing	—	1,423,022
Total	$—	$1,423,022

	For the year ended June 30,
	2021	2020
Current income tax benefit (expense)	1,256,560	(256,030)
Deferred tax (expense)benefit	(25,846,977)	4,255,391
Total (expense)credit for income taxes	(24,590,417)	3,999,361

The reconciliation between the effective income tax rate and the PRC statutory income tax rate of 25% is as follows:

	June 30, 2021	June 30, 2020
PRC statutory tax	25%	25%
Effect of non-deductible expenses	(14.6)%	(30.3)%
Effect of non-taxable income	(6.9)%	3.7%
Others	147.9%	(23.4)%
Effective tax rate	151.4%	(25.0)%

Deferred tax arose from the difference in tax and accounting base of the deductible lease payment receivable loss and difference in direct financing lease income recognition between PRC and U.S. GAAP.

	June 30, 2021	June 30, 2020
Deferred tax assets
Provision for direct financing lease	$—	$25,517,310
Direct financing lease income	—	(1,042,727)
Total deferred tax assets	—	24,474,583
Net total deferred tax assets	$—	$24,474,583

For the purpose of presentation in the consolidated statement of financial position, certain deferred tax assets and liabilities have been offset.

NOTE 14 -           INCOME TAXES (CON’T)

As of June 30, 2021 and 2020, the Company had net deferred tax assets of Nil and $24,299,486, respectively. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The management considered all available evidence, both positive and negative, in determining the realizability of deferred tax assets at June 30, 2021 and 2020. Management considered carry back availability, the scheduled reversals of deferred tax liabilities, projected future taxable income during the reversal periods, and tax planning strategies in making this assessment. Management also considered recent history of taxable income, trends in the Company’s earnings and tax rate, positive financial ratios, and the impact of the downturn in the current economic environment (including the impact of credit on allowance and provision for guarantee and direct financing lease losses; and the impact on funding levels) on the Company. Based upon its assessment, management believes that a valuation allowance was not necessary as of June 30, 2021 and 2020.

As of June 30, 2021 and 2020, the Company intends to permanently reinvest the undistributed earnings of its operating subsidiaries to fund future operations. As such, no provision has been made for deferred tax assets related to the future repatriation of the cumulative undistributed earnings of the PRC subsidiaries of $92,081,580 and $51,295,890 as of June 30, 2021 and 2020, respectively.

For the years ended June 30, 2021 and 2020, the Company has not been selected for examination by the applicable tax authority and no resolution of tax audits were expected to be material to the financial statements.